Derivative Financial Instruments - Schedule of Effect of Derivative Instruments on Consolidated Statement of Operations for Gains or Losses Initially Recognized in Other Comprehensive Income (OCI) in Consolidated Balance Sheet (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Designated as Hedging Instrument
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	$ 0.1	$ 0.1	$ 0.1
Designated as Hedging Instrument | Cash Flow Hedging
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in AOCI on Derivative (Effective Portion, net of tax)	(0.8)	(0.6)	0.0
Amount of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)	(4.8)	(1.2)	(1.9)
Designated as Hedging Instrument | Foreign currency exchange contracts | Cash Flow Hedging
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in AOCI on Derivative (Effective Portion, net of tax)	0.3	(0.1)	(0.3)
Amount of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)	(1.4)	(0.9)	(0.4)
Designated as Hedging Instrument | Commodity contracts
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0.1	0.1	0.1
Designated as Hedging Instrument | Commodity contracts | Cash Flow Hedging
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in AOCI on Derivative (Effective Portion, net of tax)	(1.1)	(0.5)	0.3
Amount of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)	(3.4)	(0.3)	$ (1.5)
Not Designated as Hedging Instrument
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	(0.7)	0.0
Not Designated as Hedging Instrument | Foreign currency exchange contracts
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	0.1	$ 0.0
Not Designated as Hedging Instrument | Commodity contracts | Short Term
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	(0.7)
Not Designated as Hedging Instrument | Commodity contracts | Long Term
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	$ (0.1)